Operating Revenue - Additional Information (Detail) ¥ in Millions	Dec. 31, 2018 CNY (¥)
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Transaction price allocated to remaining performance obligation	¥ 3,711